Other Comprehensive Income and Accumulated Other Comprehensive Income ("AOCI") - Related Tax Effects Allocated to Each Component of Other Comprehensive Income (Loss) (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Equity [Abstract]
Net actuarial gain/(loss), Before-Tax Amount	$ (30,519)	$ (173,646)	$ 100,345
Amortization of prior service cost, Before-Tax Amount	1,335	355	355
Amortization of net actuarial (gain)/loss, Before-Tax Amount	34,381	23,656	34,177
Prior service cost, Before-Tax Amount	0	(6,661)	0
Regulatory adjustment, Before-Tax Amount	(5,646)	140,308	(123,630)
Net current period other comprehensive income (loss), Defined Benefit Plans Before-Tax	(449)	(15,988)	11,247
Amounts reclassified into net income, Before-Tax Amount	3,344	3,345	3,345
FSIRS other comprehensive income (loss), Before-Tax Amount	3,344	3,345	3,345
Translation adjustments, Before-Tax Amount	(1,954)	(659)	0
Foreign currency other comprehensive income (loss), Before-Tax Amount	(1,954)	(659)	0
Total other comprehensive income (loss), Before-Tax Amount	941	(13,302)	14,592
Net actuarial gain/(loss), Tax (Expense) or Benefit	11,597	65,985	(38,131)
Amortization of prior service cost, Tax (Expense) or Benefit	(507)	(135)	(135)
Amortization of net actuarial (gain)/loss, Tax (Expense) or Benefit	(13,065)	(8,989)	(12,987)
Prior service cost, Tax (Expense) or Benefit	0	2,531	0
Regulatory adjustment, Tax (Expense) or Benefit	2,146	(53,317)	46,979
Pension plans other comprehensive income (loss), Tax (Expense) or Benefit	171	6,075	(4,274)
Amounts reclassified into net income, Tax (Expense) or Benefit	(1,271)	(1,272)	(1,271)
FSIRS other comprehensive income (loss), Tax (Expense) or Benefit	(1,271)	(1,272)	(1,271)
Translation adjustments, Tax (Expense) or Benefit	0	0	0
Foreign currency other comprehensive income (loss), Tax (Expense) or Benefit	0	0	0
Total other comprehensive income (loss), Tax (Expense) or Benefit	(1,100)	4,803	(5,545)
Net actuarial gain/(loss), Net-of-Tax Amount	(18,922)	(107,661)	62,214
Amortization of prior service cost, Net-of-Tax Amount	828	220	220
Amortization of net actuarial (gain)/loss, Defined Benefit Plans After-Tax	21,316	14,667	21,190
Prior service cost, Net-of-Tax Amount		(4,130)
Regulatory adjustment, Net-of-Tax Amount	(3,500)	86,991	(76,651)
Pension plans other comprehensive income (loss), Net-of-Tax Amount	(278)	(9,913)	6,973
Amounts reclassified into net income	2,073	2,073	2,074
FSIRS other comprehensive income (loss), Net-of-Tax Amount	2,073	2,073	2,074
Translation adjustments, Net-of-Tax Amount	(1,954)	(659)
Foreign currency other comprehensive income (loss), Net-of-Tax Amount	(1,954)	(659)
Total other comprehensive income (loss), net of tax	$ (159)	$ (8,499)	$ 9,047